Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash generated from operating activities
Net loss	$ (19,468,052)	$ (36,242,249)	$ (5,430,209)
Adjustments to reconcile net loss to net cash
Income tax expense	21,624	286,335	2,094,076
Interest expense	556,328	791,749	257,766
Provision for allowance of expected credit losses	511,383
Depreciation and amortization	446,783	2,257,790	152,203
Amortization of right-of-use assets	403,960	692,557	708,159
Shares issued to directors and consultants	3,690,860	106,000	630,500
Convertible note - Accretion of financing cost	1,353,661	1,376,458	397,153
Property and equipment written off	61,059
Intangible assets written off	19,300
Fair value loss		3,747,100	1,996,249
Impairment loss		15,518,178
Changes in operating assets and liabilities
Accounts receivables	279,915	(210,146)	(85,321)
Advance to suppliers	38,037	(1,102,585)
Inventories	16,015	(144,611)	235,071
Prepayments, deposits and other current assets	(203,057)	475,241	(19,980)
Long-term prepayments and other non-current assets	2,019,217	(55,332)	1,546,527
Accounts payable and accrued expenses	531,112	5,299,024	3,218,542
Advance from customers	(1,651,589)	33,829
Taxes payable	(2,956)	(504,831)	(1,326,930)
Operating lease liabilities	(76,754)	(729,571)
Cash (used in) provided by operating activities	(11,453,154)	(8,405,064)	4,373,806
Cash generated from investing activities
Deposits for purchase of land and properties		(60,000,000)
Repayment from (Lending to) related parties	4,295,120	(4,295,120)
Purchases of property and equipment		(887,838)	(4,607,297)
Purchases of intangible assets		(19,676)
Right-of-use-asset costs			(2,521,104)
Long-term investment			(941,073)
Refund from potential acquisitions			1,136,042
Cash paid to former non-controlling shareholders of HAPPY			(466,888)
Cash provided by (used in) investing activities	4,295,120	(65,202,634)	(7,400,320)
Cash generated from financing activities
Proceeds from stock issuance	35,733,560	92,979,677
Due to related parties	1,444,930	1,630,511
Proceeds from short-term loan		1,402,203
Payment of financial leases		(76,135)
Repayment of convertible notes	(549,236)	(400,000)
Proceeds from convertible notes			8,445,000
Payment of convertible notes issuance cost			(1,094,015)
Cash provided by financing activities	36,629,254	95,536,256	7,350,985
Net increase in cash and cash equivalents	29,471,220	21,928,558	4,324,471
Effects of currency translation	86,478	(5,518,230)	(1,892,891)
Cash and cash equivalents at beginning of year	71,252,380	54,842,052	52,410,472
Cash, cash equivalents and restricted cash at end of year	100,810,078	71,252,380	54,842,052
SUPPLEMENTAL DISCLOSURES
Income taxes paid		1,044,082	1,021,060
Interest paid	556,328	554,637	23,250
Non-cash transactions
Issuance of shares for convertible note principal and interest settlement	5,455,679	3,520,000	200,000
Issuance of shares to directors and consultants	3,690,860	106,000	630,500
Issuance of warrants			345,477
Zhongrun
Non-cash transactions
Issuance of shares for acquisition of equity		11,350,319
Chuangying
Non-cash transactions
Issuance of shares for acquisition of equity		5,593,049
Youyou
Non-cash transactions
Issuance of shares for acquisition of equity			2,000,091
Lianbao
Non-cash transactions
Issuance of shares for acquisition of equity			$ 3,743,258